VY CBRE Global Real Estate Portfolio Average Annual Total Returns - Custom [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			(0.24%)	1.04%	2.54%
Performance Inception Date		Apr. 28, 2006
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class ADV | FTSE EPRA Nareit Developed Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		0.94%	(1.00%)	2.23%
Class ADV | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		25.02%	14.53%	13.10%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			0.38%	1.65%	3.16%
Performance Inception Date		Jan. 03, 2006
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class I | FTSE EPRA Nareit Developed Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		0.94%	(1.00%)	2.23%
Class I | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		25.02%	14.53%	13.10%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			0.12%	1.41%	2.90%
Performance Inception Date		Jan. 03, 2006
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class S | FTSE EPRA Nareit Developed Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		0.94%	(1.00%)	2.23%
Class S | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		25.02%	14.53%	13.10%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			(0.02%)	1.24%	2.74%
Performance Inception Date		May 03, 2006
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class S2 | FTSE EPRA Nareit Developed Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		0.94%	(1.00%)	2.23%
Class S2 | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		25.02%	14.53%	13.10%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the FTSE EPRA Nareit Developed Index to the MSCI All Country World Index (“MSCI ACWI”) in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the FTSE EPRA Nareit Developed Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.